Lease Obligations and Commitments (Details) - Schedule of Lease Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease Obligations and Commitments [Abstract]
Operating Lease, Liability	$ 128,560	$ 367,884
Increase (Decrease) in Other Operating Liabilities	(128,560)	(239,324)
Operating Lease, Liability, Current		128,560
Operating Lease, Liability, Noncurrent	$ 0